Cash and Cash Equivalents (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Breakdown By Currency [Line Items]
Cash and cash equivalents, net	₪ 20,065	$ 5,354	₪ 17,817	$ 4,754	₪ 3,797	₪ 5,317
NIS [Member]
Breakdown By Currency [Line Items]
Cash and cash equivalents, net	9,437		9,654
US Dollars [Member]
Breakdown By Currency [Line Items]
Cash and cash equivalents, net	₪ 10,628		₪ 8,163